Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 585,178	$ (594,057)	$ 483,430	$ (675,874)
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Dividend income received in trust account	(1,762,208)	(440,326)	(2,134,446)	(1,107,852)
Changes in operating assets and liabilities:
Accrued liabilities	129,504	593,668
Prepaid expenses	74,738	(191,653)	106,130	(106,542)
Net cash used in operating activities	(972,788)	(632,368)	(1,405,945)	(884,548)
Cash flows from investing activities:
Proceeds from sales of cash and cash equivalents in trust account			55,265,334
Cash deposited in trust account for monthly extension fees	(375,000)		(600,000)	(79,931,250)
Proceeds from sales of marketable securities in trust account	55,265,334
Cash deposited in trust account for sales of units in IPO		(79,931,250)
Net cash provided by (used in) investing activities	54,890,334	(79,931,250)	54,665,334	(79,931,250)
Cash flows from financing activities:
Proceed from related party loan	575,289	185,150	1,060,921	485,150
Proceed from convertible promissory note – related party	450,000		600,000
Repayment of related party loans	(9,397)	(217,641)	(9,397)	(217,641)
Payment for redemption of ordinary shares	(55,265,334)		(55,265,334)
Proceeds from sale of units in IPO, including over-allotment		78,750,000		78,750,000
Payment of underwriting fee and other offering costs		(1,552,500)		(1,552,500)
Proceeds from sale of warrants in private placement		3,762,500		3,762,500
Net cash (used in) provided by financing activities	(54,249,442)	80,927,509	(53,613,810)	81,227,509
Net (decrease) increase in cash	(331,896)	363,891	(354,421)	411,711
Cash at beginning of period	411,711		411,711
Cash at end of period	79,815	363,891	57,290	411,711
Non-cash investing and financial activities:
Deferred offering costs paid by related party		149,418
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares which are deemed to be a repayment to a related party				149,418
Deferred underwriting commission charged to additional paid in capital		2,362,500		2,362,500
Allocation of offering costs to Class A ordinary shares subject to redemption		304,011		304,011
Issuance of representative shares		946,181		946,181
Initial value of public shares subject to possible redemption		71,851,500		71,851,500
Reclassification of offering costs related to public shares		(4,647,702)		(4,647,702)
Remeasurement adjustment on public shares subject to possible redemption		$ 13,167,778	2,734,446	13,835,304
Cash flows from operating activities
Formation and operating costs paid by related party
Foreign exchange loss				15,579
Accrued liabilities, excluding foreign exchange loss			24,299	919,842
Administrative service fee payable – related party			$ 114,642	$ 70,299